Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Touchstone Funds Group Trust
Prospectus Date	rr_ProspectusDate	Jan. 26, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE FUNDS GROUP TRUSTTouchstone Impact Bond Fund (the “Fund”)Supplement dated November 25, 2024 to the Prospectus, Summary Prospectus,
and Statement of Additional Information
dated January 26, 2024IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICYChange in Name and 80% Investment PolicyAt a meeting of the Board of Trustees (the “Board”) of Touchstone Funds Group Trust (the “Trust”) held on November 21, 2024, Touchstone Advisors, Inc. (“Touchstone”) proposed, and the Board approved, the following changes to the Fund, which will take effect on or about March 1, 2025 (the “Effective Date”): a name change for the Fund to the Touchstone US Quality Bond Fund and a change to the Fund’s 80% investment policy. Accordingly, on the Effective Date, all references to Touchstone Impact Bond Fund, in the summary prospectus, prospectus, and Statement of Additional Information (“SAI) will be deleted and replaced with Touchstone US Quality Bond Fund. The following changes to the Fund’s 80% investment policy and principal investment strategies disclosure will be made and take effect on the Effective Date: Current:New (upon Effective Date):80% Investment Policy: The Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities that meet certain positive impact criteria. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Fixed-income securities primarily consist of U.S. government obligations, corporate debt obligations (including non-investment-grade corporate debt obligations), mortgage-backed securities, asset-backed securities and taxable and tax-exempt municipal securities.The Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in U.S. fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. U.S. fixed-income securities are securities of issuers domiciled in the U.S. and primarily consist of U.S. government obligations, corporate debt obligations (including non-investment-grade corporate debt obligations), mortgage-backed securities, asset-backed securities and taxable and tax-exempt municipal securities.
Touchstone Impact Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	TOUCHSTONE FUNDS GROUP TRUSTTouchstone Impact Bond Fund (the “Fund”)Supplement dated November 25, 2024 to the Prospectus, Summary Prospectus,
and Statement of Additional Information
dated January 26, 2024IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICYChange in Name and 80% Investment PolicyAt a meeting of the Board of Trustees (the “Board”) of Touchstone Funds Group Trust (the “Trust”) held on November 21, 2024, Touchstone Advisors, Inc. (“Touchstone”) proposed, and the Board approved, the following changes to the Fund, which will take effect on or about March 1, 2025 (the “Effective Date”): a name change for the Fund to the Touchstone US Quality Bond Fund and a change to the Fund’s 80% investment policy. Accordingly, on the Effective Date, all references to Touchstone Impact Bond Fund, in the summary prospectus, prospectus, and Statement of Additional Information (“SAI) will be deleted and replaced with Touchstone US Quality Bond Fund. The following changes to the Fund’s 80% investment policy and principal investment strategies disclosure will be made and take effect on the Effective Date: Current:New (upon Effective Date):80% Investment Policy: The Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities that meet certain positive impact criteria. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. Fixed-income securities primarily consist of U.S. government obligations, corporate debt obligations (including non-investment-grade corporate debt obligations), mortgage-backed securities, asset-backed securities and taxable and tax-exempt municipal securities.The Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in U.S. fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. U.S. fixed-income securities are securities of issuers domiciled in the U.S. and primarily consist of U.S. government obligations, corporate debt obligations (including non-investment-grade corporate debt obligations), mortgage-backed securities, asset-backed securities and taxable and tax-exempt municipal securities.